Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) EUR (€)	Dec. 31, 2020 USD ($) EUR (€)	Dec. 31, 2019 USD ($) EUR (€)
Disclosure of financial liabilities [line items]
Fair value	$ 85,511	$ 96,694	$ 67,729
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	5,000	2,250	3,000
Fair value	$ (50)	$ 84	$ 46
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	5,000	2,250	3,000
Fair value	$ (50)	$ 84	$ 46
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	0	0	0
Fair value	$ 0	$ 0	$ 0